Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Cash provided by (used in):
Accounts receivable	$ (2,469)	$ (15,267)	$ 118
Biological assets	(2,102)	18,659
Inventory	(923)	(57,985)
Prepaid expenses and deposits	1,072	(7,213)	(3,726)
Accounts payable and accrued liabilities	14,421	18,476	4,823
Convertible notes		(152)
Deferred tax		(115)
Contingent consideration		(582)
Finance leases	107
Changes in non cash working capital	10,106	(44,179)	1,215
Changes in non-cash working capital relating to:
Operating	1,217	(47,403)	910
Investing	10,282	1,077	(2,121)
Financing	(1,393)	2,147	2,426
Changes in non cash working capital	10,106	(44,179)	$ 1,215
Cash interest paid	$ 919	$ 13,753